Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	$ 396,121		$ 135,337
Additions		336,927
Acquisition (note 4)		189,096
Accrued interest	15,527	20,537	4,663
Cash payments	(44,526)	(113,782)	(300,000)
Reclass to Accounts payable, net	(56,993)	(48,000)
Movement in exchange rates	7,414	11,343
Balance at ending	317,543	396,121
Total	395,588	487,178
Lease payables transferred back from AP for cash settlement			160,000
Office Lease [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	139,838		135,337
Additions		272,274
Acquisition (note 4)
Accrued interest	3,032	11,564	4,663
Cash payments	(15,007)	(96,000)	(300,000)
Reclass to Accounts payable, net	(56,993)	(48,000)
Movement in exchange rates
Balance at ending	70,870	139,838
Lease payables transferred back from AP for cash settlement			160,000
Tower Leases [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning	256,283
Additions		64,653
Acquisition (note 4)		189,096
Accrued interest	12,495	8,973
Cash payments	(29,519)	(17,782)
Reclass to Accounts payable, net
Movement in exchange rates	7,414	11,343
Balance at ending	246,673	256,283
Lease payables transferred back from AP for cash settlement
2026, net of unpaid amounts transferred to Accounts payable [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	114,232	213,739
2027 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046	51,553
2028 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046	51,553
2030 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046	51,553
2030 [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	53,046	51,553
Thereafter [Member]
Schedule of Lease Liability Recognized [Line Items]
Total	$ 69,172	$ 67,227